PAST COLLABORATION AND LICENSE AGREEMENT - Novartis (Details) - Novartis - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 29, 2020	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Series B Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock (in shares)		1,158,292
Sale of stock (in dollars per share)		$ 4.3167
Consideration received on transaction		$ 5,000
Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in transaction price				$ 600
Revenue recognized	$ 8,261
Collaborative Arrangement | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-04-01
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period of satisfaction					5 years
Upfront Payment | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement		$ 5,000
Reimbursement | Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from arrangement			$ 3,105